Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 152	$ 91
Net amount generated/arising in current year, actuarial (gains)/losses	3	76
Amortization, actuarial (gains)/losses	(11)	(5)
Foreign currency translation, actuarial (gains)/losses before tax	(7)	(10)
Other comprehensive loss, actuarial (gains)/losses, ending balance	137	152
Other comprehensive loss, prior service cost, beginning balance	7	9
Net amount generated/arising in current year, prior service cost	(2)
Amortization, prior service cost	(1)	(1)
Foreign currency translation adjustment, prior service cost	(1)	(1)
Other comprehensive loss, prior service cost, ending balance	3	7
Other comprehensive loss, Total, beginning balance	159	100
Net amount generated/arising in current year, Total	1	76
Amortization, Total	(12)	(6)
Foreign currency translation adjustment, Total	(8)	(11)
Other comprehensive loss, Total, ending balance	$ 140	$ 159